Taxation - Unused tax losses and tax credits (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021
Taxation
Provision for potential tax liability	€ 463	€ 606
Losses for which a deferred tax asset is recognised	80,126	86,908
Losses for which no deferred tax is recognised	37,424	39,752
Total unused tax losses or tax credits	117,550	126,660
Luxembourg
Taxation
Losses for which no deferred tax is recognised	9,136	9,136
Total unused tax losses or tax credits	65,348	72,552
Within 0 to 5 years
Taxation
Losses for which a deferred tax asset is recognised	19	63
Losses for which no deferred tax is recognised	334	245
Total unused tax losses or tax credits	353	308
Beyond 6 years
Taxation
Losses for which a deferred tax asset is recognised	259	222
Losses for which no deferred tax is recognised	13,162	13,217
Total unused tax losses or tax credits	13,421	13,439
Not later than 20 years | Luxembourg
Taxation
Losses for which no deferred tax is recognised		4,891
Unlimited
Taxation
Losses for which a deferred tax asset is recognised	79,848	86,623
Losses for which no deferred tax is recognised	23,928	26,290
Total unused tax losses or tax credits	€ 103,776	€ 112,913